Other Investments (Tables)	12 Months Ended
Mar. 31, 2011
Other Investments
Schedule of Cost, Fair Value, and Gross Unrealized Holding Gains and Losses for Securities

(¥ in millions)
	2011				2010
At March 31:	Cost	Fair Value	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Cost	Fair Value	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses
Other investments:
Available-for-sale:
Equity securities of financial institutions	¥25,525	¥34,839	¥10,403	¥1,089	¥24,422	¥44,186	¥19,775	¥11
Other equity securities	14,883	55,634	40,793	42	16,080	54,985	38,946	41

	¥40,408	¥90,473	¥51,196	¥1,131	¥40,502	¥99,171	¥58,721	¥52

Schedule of Gross Unrealized Losses on, and Related Fair Value of Available-For-Sale Securities

(¥ in millions)
	2011				2010
	Less than 12 months		12 months or longer		Less than 12 months		12 months or longer
At March 31:	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses
Other investments:
Available-for-sale:
Equity securities of financial institutions	¥9,283	¥1,089	¥—	¥—	¥22	¥11	¥—	¥—
Other equity securities	625	42	—	—	700	41	—	—

	¥9,908	¥1,131	¥—	¥—	¥722	¥52	¥—	¥—

Schedule of Sales of Available-For-Sale Securities and Gross Realized Gains and Losses

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Proceeds from sales of available-for-sale securities	¥6,188	¥3,588	¥182
Gross realized gains	4,843	1,821	20
Gross realized losses	—	—	(132)